Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful Life	September 30, 2021	December 31, 2020
Machinery and equipment	5 - 7 years	$124,133	$50,722
Furniture and office equipment	3 - 7 years	32,305	30,245
Vehicles	1 - 5 years	92,085	55,941
Leasehold improvements	3 - 5 years	45,296	16,701
		293,819	153,609
Less: accumulated depreciation		(148,149)	(134,926)
Property and equipment, net		$145,670	$18,683

	Useful Life	2020	2019

Machinery and equipment	5 - 7 years	$50,722	$52,184
Furniture and office equipment	3 - 7 years	30,245	45,063
Vehicles	5 years	55,941	68,341
Leasehold improvements	3 years	16,701	16,701
		153,609	182,289
Less: accumulated depreciation		(134,926)	(149,513)
Property and equipment, net		$18,683	$32,776